Investment Objectives and Goals - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.